Reconciliation of Provision (Benefit) for income Taxes Reported in Consolidated Statements Of Income with Tax at Statutory Rate (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Income before income taxes	$ 1,317.7	$ 1,487.0	$ 1,565.2
Tax at statutory rate	461.2	520.5	547.8
Exempt interest income	(14.7)	(17.5)	(19.4)
Dividends received deduction	(18.2)	(18.2)	(17.2)
Tax credits	0	(9.1)	0
Tax-deductible dividends	(11.9)	(3.8)	(13.0)
Other items, net	(1.0)	(0.4)	(1.3)
Total income tax provision	$ 415.4	$ 471.5	$ 496.9
Tax at statutory rate	35.00%	35.00%	35.00%
Exempt interest income	(1.00%)	(1.00%)	(1.00%)
Dividends received deduction	(1.00%)	(1.00%)	(1.00%)
Tax credits	0.00%	(1.00%)	0.00%
Tax-deductible dividends	(1.00%)	0.00%	(1.00%)
Other items, net	0.00%	0.00%	0.00%
Total income tax provision	32.00%	32.00%	32.00%